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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: (858) 350-2551

Signature, Place, and Date of Signing:


            /s/ H. M. Freet                    San Diego, CA         11/12/2008
--------------------------------------   -------------------------   ----------
              [Signature]                      [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3

Form 13F Information Table Entry Total:         87

Form 13F Information Table Value Total:  $ 218,819
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----
1     028-11686               American Assets, Inc.
2     028-11690               Ernest S. Rady
3     028-12131               American Assets Investment Management, LLC

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                           Form 13-F Information Table
                            as of September 30, 2008


                                TITLE                                                                  VOTING AUTHORITY
                                  OF                VALUE   SHARES/  SH/  PUT/  INVSTMT     OTHER    --------------------
NAME OF ISSUER                  CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN    MANAGERS   SOLE   SHARED  NONE
--------------                  -----  ---------  --------  -------  ---  ----  --------  ---------  ------  ------  ----
ABBOTT LABORATORIES             COM    002824100      2303    40000  SH         DEFINED   NOS 1 & 2   40000
ALTRIA GROUP INC                COM    02209S103      3968   200000  SH         DEFINED   NOS 1 & 2  200000
AMBAC FINL GROUP INC            COM    023139108        35    15000  SH         DEFINED   NOS 1 & 2   15000
AMERICAN ELEC PWR               COM    025537101       453    12225  SH         DEFINED   NOS 1 & 2   12225
AMERICAN EXPRESS                COM    025816109       886    25000  SH         DEFINED   NOS 1 & 2   25000
AMERICAN INTL GROUP             COM    026874107       820   246328  SH         DEFINED   NOS 1 & 2  246328
AMERISOURCEBER                  COM    03073E105      1054    28000  SH         DEFINED   NOS 1 & 2   28000
ARCHER DANIELS MIDLAND          COM    039483102       548    25000  SH         DEFINED   NOS 1 & 2   25000
BANK AMER CORP                  COM    060505104     18550   530000  SH         DEFINED   NOS 1 & 2  530000
BERKSHIRE HATHAWAY              COM    084670207        22        5  SH         DEFINED   NOS 1 & 2       5
BP PLC ADR                      COM    055622104      1756    35000  SH         DEFINED   NOS 1 & 2   35000
BRISTOL MYERS SQUIBB            COM    110122108       469    22500  SH         DEFINED   NOS 1 & 2   22500
CAPITAL ONE FINANCIAL           COM    14040H105      5161   101200  SH         DEFINED   NOS 1 & 2  101200
CARDIONET                       COM    14159L103       170     6800  SH         DEFINED   NOS 1 & 2    6800
CATERPILLLAR INC                COM    149123101      1788    30000  SH         DEFINED   NOS 1 & 2   30000
CBS CORP                        COM    124857202       292    20000  SH         DEFINED   NOS 1 & 2   20000
CHEMED CORP                     COM    16359R103       164     4000  SH         DEFINED   NOS 1 & 2    4000
CHUBB CORP                      COM    171232101      3843    70000  SH         DEFINED   NOS 1 & 2   70000
CINCINNATI FINL CORP            COM    172062101       314    11025  SH         DEFINED   NOS 1 & 2   11025
CIT GROUP                       COM    125581108       696   100000  SH         DEFINED   NOS 1 & 2  100000
CITIGROUP INC                   COM    172967101      5948   290000  SH         DEFINED   NOS 1 & 2  290000
COMCAST CORP                    COM    20030N101      2944   150000  SH         DEFINED   NOS 1 & 2  150000
CONOCOPHILLIPS                  COM    20825C104      7325   100000  SH         DEFINED   NOS 1 & 2  100000
CORUS BANKSHARE                 COM    220873103        20     5000  SH         DEFINED   NOS 1 & 2    5000
CV THERAPEUTICS INC             COM    126667104       702    65000  SH         DEFINED   NOS 1 & 2   65000
CVS CAREMARK                    COM    126650100       370    11000  SH         DEFINED   NOS 1 & 2   11000
DUKE ENERGY CORP                COM    264399106      1743   100000  SH         DEFINED   NOS 1 & 2  100000
EDISON INTL                     COM    281020107      4987   125000  SH         DEFINED   NOS 1 & 2  125000
ELI LILLY                       COM    532457108      2422    55000  SH         DEFINED   NOS 1 & 2   55000

ENDOLOGIX INC                   COM    29266S106       167    80105  SH         DEFINED   NOS 1 & 2   80105
EXXON MOBIL                     COM    30231G102      3883    50000  SH         DEFINED   NOS 1 & 2   50000
FANNIE MAE                      COM    313586109       168   110000  SH         DEFINED   NOS 1 & 2  110000
FIDELITY NATL FINANCIAL INC     COM    31620R105      1915   130281  SH         DEFINED   NOS 1 & 2  130281
FIDELITY NATL INFORMATION SVCS  COM    31620M106      1057    57261  SH         DEFINED   NOS 1 & 2   57261
FOCUS MEDIA HLDG                COM    34415V109       456    16000  SH         DEFINED   NOS 1 & 2   16000
FOREST LABORATORIES             COM    345838106       396    14000  SH         DEFINED   NOS 1 & 2   14000
FPL GROUP INC                   COM    302571104       741    14724  SH         DEFINED   NOS 1 & 2   14724
FREDDIE MAC                     COM    313400301       547   320000  SH         DEFINED   NOS 1 & 2  320000
GENERAL ELECTRIC CO.            COM    369604103      3442   135000  SH         DEFINED   NOS 1 & 2  135000
GENERAL MILLS                   COM    370334104         7      100  SH         DEFINED   NOS 1 & 2     100
GENOPTIX                        COM    37243V100       294     9000  SH         DEFINED   NOS 1 & 2    9000
GILEAD SCIENCES INC             COM    375558103       684    15000  SH         DEFINED   NOS 1 & 2   15000
GLAXOSMITHKLINE                 COM    37733W105      3911    90000  SH         DEFINED   NOS 1 & 2   90000
GOLDMAN SACHS                   COM    38141G104      1024     8000  SH         DEFINED   NOS 1 & 2    8000
HARTFORD FIN SVCS GRP           COM    416515104      3689    90000  SH         DEFINED   NOS 1 & 2   90000
HOME DEPOT                      COM    437076102      1812    70000  SH         DEFINED   NOS 1 & 2   70000
HOST MARRIOTT CORP              COM    44107P104       325    24487  SH         DEFINED   NOS 1 & 2   24487
HSBC HLDGS PLC                  COM    404280406      2445    30250  SH         DEFINED   NOS 1 & 2   30250
ICU MED INC                     COM    44930G107       164     5400  SH         DEFINED   NOS 1 & 2    5400
IMPERIAL CAP BANCORP            COM    452680101        86    10000  SH         DEFINED   NOS 1 & 2   10000
INDYMAC BANCORP INC             COM    456607100        16   100000  SH         DEFINED   NOS 1 & 2  100000
ISTAR FINL INC                  COM    45031U101        78    30000  SH         DEFINED   NOS 1 & 2   30000
JOHNSON & JOHNSON               COM    478160104      6928   100000  SH         DEFINED   NOS 1 & 2  100000
JP MORGAN CHASE & CO.           COM    46625H100     14243   305000  SH         DEFINED   NOS 1 & 2  305000
KINETIC CONCEPTS INC            COM    49460W208       357    12500  SH         DEFINED   NOS 1 & 2   12500
LEHMAN BROS                     COM    524908100        37   171400  SH         DEFINIED  NOS 1 & 2  171400
LINCARE HLDGS                   COM    532791100       993    33000  SH         DEFINED   NOS 1 & 2   33000
LOWES COMPANIES                 COM    548661107      2835   119681  SH         DEFINED   NOS 1 & 2  119681
MACERICH CO.                    COM    554382101      3182    50000  SH         DEFINED   NOS 1 & 2   50000
MARATHON OIL CORP               COM    565849106      2073    52000  SH         DEFINED   NOS 1 & 2   52000
MBIA INC                        COM    55262C100       238    20000  SH         DEFINED   NOS 1 & 2   20000
MCKESSON CORP                   COM    58155Q103       753    14000  SH         DEFINED   NOS 1 & 2   14000
MERCK & CO                      COM    589331107       694    22000  SH         DEFINED   NOS 1 & 2   22000
MORGAN STANLEY                  COM    617446448      3105   135000  SH         DEFINED   NOS 1 & 2  135000
MORTONS RESTAURANT              COM    619430101       490    96700  SH         DEFINED   NOS 1 & 2   96700
ORTHOVITA                       COM    68750U102       244    94000  SH         DEFINED   NOS 1 & 2   94000
OVERSEAS SHIPHOLDING            COM    690368105      4665    80000  SH         DEFINED   NOS 1 & 2   80000
PEPSICO INC                     COM    713448108     10434   146400  SH         DEFINED   NOS 1 & 2  146400

PG&E CORP                       COM    69331C108      3745   100000  SH         DEFINED   NOS 1 & 2  100000
PHILIP MORRIS INTL              COM    718172109     20164   419200  SH         DEFINED   NOS 1 & 2  419200
PINNACLE WEST CAP CORP          COM    723484101      4301   125000  SH         DEFINED   NOS 1 & 2  125000
PPL CORPORATION                 COM    69351T106      3702   100000  SH         DEFINED   NOS 1 & 2  100000
ROYAL DUTCH SHELL PLC           COM    780259206      8261   140000  SH         DEFINED   NOS 1 & 2  140000
SCHERING PLOUGH                 COM    806605101       462    25000  SH         DEFINED   NOS 1 & 2   25000
SENORX INC                      COM    81724W104       590   119429  SH         DEFINED   NOS 1 & 2  119429
SEPRACOR INC                    COM    817315104       641    35000  SH         DEFINED   NOS 1 & 2   35000
STARWOOD HOTELS                 COM    85590A203      1126    40000  SH         DEFINED   NOS 1 & 2   40000
TEXTRON                         COM    883203101       293    10000  SH         DEFINED   NOS 1 & 2   10000
TIME WARNER INC                 COM    887317105       393    30000  SH         DEFINED   NOS 1 & 2   30000
VALERO                          COM    91913Y100       606    20000  SH         DEFINED   NOS 1 & 2   20000
VISA                            COM    92826C839       279     4550  SH         DEFINED   NOS 1 & 2    4550
WACHOVIA CORP                   COM    929903102      3150   899864  SH         DEFINED   NOS 1 & 2  899864
WAL-MART STORES                 COM    931142103      2994    50000  SH         DEFINED   NOS 1 & 2   50000
WELLS FARGO & CO.               COM    949746101     11259   300000  SH         DEFINED   NOS 1 & 2  300000
WYETH                           COM    983024100      4248   115000  SH         DEFINED   NOS 1 & 2  115000
XTO ENERGY                      COM    98385X106      1665    35800  SH         DEFINED   NOS 1 & 2   35800
YUM BRANDS                      COM    988498101      2609    80000  SH         DEFINED   NOS 1 & 2   80000